Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	485BPOS
Document Period End Date		dei_DocumentPeriodEndDate	Apr. 30, 2015
Registrant Name		dei_EntityRegistrantName	CROFT FUNDS CORP
Central Index Key		dei_EntityCentralIndexKey	0000927437
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	clvfx
Document Creation Date		dei_DocumentCreationDate	Jul. 30, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 01, 2015
Prospectus Date		rr_ProspectusDate	Aug. 01, 2015
Croft Value Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Value Fund’s investment objective is growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees And Expenses
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.20% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	22.20%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued. The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace. The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market, reach for speculative gains, or overly rely on top-down macro-economic trends. The Manager applies this philosophy toward its goal of capital appreciation and reduced risk.

The Manager aims to invest in a diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow and price to book value. In making investment decisions for the Fund, the Manager considers the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information that follows illustrates the variability of the Fund’s Class R returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s Class R performance from year to year for each calendar year. The table shows how the Fund’s Class R average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Bar Chart [Heading]		rr_BarChartHeading	Class R Annual Total Returns for the years ended December 31st
Annual Return 2005		rr_AnnualReturn2005	10.80%
Annual Return 2006		rr_AnnualReturn2006	17.82%
Annual Return 2007		rr_AnnualReturn2007	19.01%
Annual Return 2008		rr_AnnualReturn2008	(42.85%)
Annual Return 2009		rr_AnnualReturn2009	38.13%
Annual Return 2010		rr_AnnualReturn2010	18.44%
Annual Return 2011		rr_AnnualReturn2011	(7.03%)
Annual Return 2012		rr_AnnualReturn2012	16.18%
Annual Return 2013		rr_AnnualReturn2013	23.70%
Annual Return 2014		rr_AnnualReturn2014	6.46%
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

*The Fund’s Class R year-to-date return as of June 30, 2015 was 0.88%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
21.66%	(6/30/09)	(25.40%)	(12/31/08)

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	21.66%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(25.40%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Value Fund | Class R
Risk Return Abstract		rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.45%
Less Waivers and Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.43%
- 1 Year -		rr_ExpenseExampleYear01	$ 143
- 3 Years -		rr_ExpenseExampleYear03	457
- 5 Years -		rr_ExpenseExampleYear05	790
- 10 Years -		rr_ExpenseExampleYear10	$ 1,734
1 Year		rr_AverageAnnualReturnYear01	6.46%
5 Years		rr_AverageAnnualReturnYear05	10.99%
10 Years		rr_AverageAnnualReturnYear10	7.53%
Croft Value Fund | Class I
Risk Return Abstract		rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.26%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	none
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.20%
Less Waivers and Reimbursements	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.18%
- 1 Year -		rr_ExpenseExampleYear01	$ 120
- 3 Years -		rr_ExpenseExampleYear03	379
- 5 Years -		rr_ExpenseExampleYear05	658
- 10 Years -		rr_ExpenseExampleYear10	$ 1,453
Croft Value Fund | After Taxes on Distributions | Class R
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.96%
5 Years		rr_AverageAnnualReturnYear05	9.00%
10 Years		rr_AverageAnnualReturnYear10	6.23%
Croft Value Fund | After Taxes on Distributions and Sales | Class R
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	6.55%
5 Years		rr_AverageAnnualReturnYear05	8.42%
10 Years		rr_AverageAnnualReturnYear10	5.90%
Croft Value Fund | S&P 500 (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.68%
5 Years		rr_AverageAnnualReturnYear05	15.27%
10 Years		rr_AverageAnnualReturnYear10	7.60%
Croft Income Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Income Fund’s investment objective is high current income with moderate risk to principal.
Expense [Heading]		rr_ExpenseHeading	Fees And Expenses
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees		rr_ManagementFeesOverAssets	0.79%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.56%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.64%
Less Waivers and Reimbursements	[5]	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.14%
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 38.75% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	38.75%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

- 1 Year -		rr_ExpenseExampleYear01	$ 116
- 3 Years -		rr_ExpenseExampleYear03	462
- 5 Years -		rr_ExpenseExampleYear05	832
- 10 Years -		rr_ExpenseExampleYear10	$ 1,871
Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better. The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity. In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors. The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity. The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline. Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise. High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Risk Lose Money [Text]		rr_RiskLoseMoney	The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns for the years ended December 31st
Annual Return 2005		rr_AnnualReturn2005	1.60%
Annual Return 2006		rr_AnnualReturn2006	4.44%
Annual Return 2007		rr_AnnualReturn2007	4.31%
Annual Return 2008		rr_AnnualReturn2008	(5.61%)
Annual Return 2009		rr_AnnualReturn2009	12.76%
Annual Return 2010		rr_AnnualReturn2010	6.62%
Annual Return 2011		rr_AnnualReturn2011	3.14%
Annual Return 2012		rr_AnnualReturn2012	3.56%
Annual Return 2013		rr_AnnualReturn2013	0.69%
Annual Return 2014		rr_AnnualReturn2014	0.26%
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

*The year-to-date return as of June 30, 2015 was 0.51%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
5.95%	(9/90/09)	(2.75%)	(12/31/08)

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.95%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(2.75%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Income Fund | Croft Income Fund
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.26%
5 Years		rr_AverageAnnualReturnYear05	2.88%
10 Years		rr_AverageAnnualReturnYear10	3.10%
Croft Income Fund | After Taxes on Distributions | Croft Income Fund
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(0.38%)
5 Years		rr_AverageAnnualReturnYear05	1.85%
10 Years		rr_AverageAnnualReturnYear10	1.75%
Croft Income Fund | After Taxes on Distributions and Sales | Croft Income Fund
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	0.15%
5 Years		rr_AverageAnnualReturnYear05	1.83%
10 Years		rr_AverageAnnualReturnYear10	1.88%
Croft Income Fund | Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.13%
5 Years		rr_AverageAnnualReturnYear05	3.54%
10 Years		rr_AverageAnnualReturnYear10	4.10%
Croft Focus Fund
Risk Return Abstract		rr_RiskReturnAbstract
Objective [Heading]		rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Croft Focus Fund’s investment objective is long-term growth of capital.
Expense [Heading]		rr_ExpenseHeading	Fees And Expenses
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the fiscal period ended April 30, 2014, the Fund’s portfolio turnover rate was 79.74% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	79.74%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stocks of U.S. and foreign companies that Croft-Leominster, Inc. (the “Manager”) believes are undervalued. The Manager's investment philosophy is value-oriented and at times somewhat contrarian to the marketplace. The Manager employs a disciplined, bottom-up approach to select securities for investment, but generally does not attempt to time the market or overly rely on top-down macro-economic trends. The Manager applies this philosophy toward its goal of capital appreciation.

The Manager aims to invest in a non-diversified portfolio of companies, without regard to capitalization, that collectively have a lower projected price to earnings ratio than the market, a higher projected rate of earnings growth relative to the market, and what the Manager believes to be reduced risk levels relative to the general averages. The Manager also takes into consideration other valuation measures such as price to cash flow, price to book value, the underlying value of a company’s assets, including resource reserves and land assets, and other factors. The Manager generally sells a security when it reaches its full potential value based on a fundamental analysis, or when the Manager perceives the risk return ratio has become unfavorable. Unlike the Croft Value Fund, the Manager will limit the Fund portfolio of investments to 25 or fewer companies.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

Investing in common stocks involves risk and you may lose all or a substantial part of your investment. An investment in the Fund may be more suitable for long-term investors who can bear the risk of short-term fluctuations because the Fund’s shares will fluctuate in value based on fluctuations in the value of the equity securities held in the Fund’s portfolio.

The stocks in which the Fund invests may not be undervalued as expected. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, value-oriented funds may underperform when growth investing is in favor.

Certain investment risks, including value-oriented investment risk, may be amplified due to the focused nature of the Fund’s portfolio of investments.

Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.

The Fund’s investments in smaller capitalization companies are subject to the risk that the earnings and prospects of smaller companies are more volatile than larger companies and may experience higher failure rates than do larger companies.

Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.

The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

Risk Lose Money [Text]		rr_RiskLoseMoney	Many individual securities may be riskier than the market and experience abrupt short-term price movements and may result in possible loss of money on your investment.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for the 1 year and since inception periods compares with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	800-746-3322
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.croftfunds.com
Bar Chart [Heading]		rr_BarChartHeading	Annual Total Returns for the years ended December 31st
Annual Return 2014		rr_AnnualReturn2014	5.59%
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock

* The Fund’s Class R year-to-date return as of June 30, 2015 was -1.36%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
5.00%	(6/30/14)	(3.33%)	(9/30/14)

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Highest Quarterly Return
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.00%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(3.33%)
Performance Table Heading		rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Croft Focus Fund | Class R Shares
Risk Return Abstract		rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.90%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	2.10%
Less Waivers and Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.62%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.48%
- 1 Year -		rr_ExpenseExampleYear01	$ 151
- 3 Years -		rr_ExpenseExampleYear03	598
- 5 Years -		rr_ExpenseExampleYear05	1,072
- 10 Years -		rr_ExpenseExampleYear10	$ 2,382
1 Year		rr_AverageAnnualReturnYear01	5.59%
Croft Focus Fund | Class I Shares
Risk Return Abstract		rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)		rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees		rr_ManagementFeesOverAssets	0.94%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.89%
Acquired Fund Fees and Expenses	[3]	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses		rr_ExpensesOverAssets	1.84%
Less Waivers and Reimbursements	[6]	rr_FeeWaiverOrReimbursementOverAssets	(0.61%)
Total Annual Fund Operating Expenses After Waivers and Reimbursements		rr_NetExpensesOverAssets	1.23%
- 1 Year -		rr_ExpenseExampleYear01	$ 125
- 3 Years -		rr_ExpenseExampleYear03	519
- 5 Years -		rr_ExpenseExampleYear05	939
- 10 Years -		rr_ExpenseExampleYear10	$ 2,109
Croft Focus Fund | After Taxes on Distributions | Class R Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	4.52%
Croft Focus Fund | After Taxes on Distributions and Sales | Class R Shares
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	3.19%
Croft Focus Fund | Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	13.68%

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The actual acquired fund fees and expenses in the table above were less than 0.01% for class I and class R, respectively.
[2]	The adviser has contractually agreed to reimburse the Fund for any expenses associated with its relationship with ReFlow.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[4]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[5]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2016 to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, underlying fund fees and expenses or extraordinary expenses) to 1.10%. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Adviser.
[6]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2016 to limit Total Annual Fund Operating Expenses (excluding brokerage, commissions, underlying fund fees and expenses or extraordinary expenses) to 1.22% for Class I shares and 1.47% for Class R shares. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Manager.